EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Non-current assets	$ 93,118	$ 96,569
Total assets	105,543	112,004
Non-current liabilities	40,771	46,352
Total liabilities	62,034	66,999
Partnership’s share of net assets	20,233	20,807	$ 19,719
Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Non-current assets	74,513	78,149
Current assets	4,499	4,489
Total assets	79,012	82,638
Non-current liabilities	29,701	34,821
Current liabilities	6,399	3,914
Total liabilities	36,100	38,735
Net assets	$ 42,912	$ 43,903